Revenue and Contract Liabilities - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 54,865	$ 20,082
Services revenue
Disaggregation of Revenue [Line Items]
Total revenues	21,823	14,951
Wellness revenue
Disaggregation of Revenue [Line Items]
Total revenues	$ 33,042	$ 5,131